Investments in associates and joint ventures	12 Months Ended
Dec. 31, 2023
Investments in associates and joint ventures
Investments in associates and joint ventures

11 Investments in associates and joint ventures

	2023	2022	2021
	$m	$m	$m
At 1 January	76	69	39
Additions	80	26	92
Share of after tax losses	(12)	(5)	(64)
Exchange and other adjustments	3	(14)	2
At 31 December	147	76	69

On 1 November 2023, AstraZeneca entered into an agreement with Cellectis, a clinical-stage biotechnology company, to accelerate the development of next generation therapeutics in areas of high unmet medical need, including oncology, immunology and rare diseases. Under the terms of the agreement, AstraZeneca contributed $80m in funds and holds a 22% interest in the associate entity.

On 29 January 2021, AstraZeneca entered into an agreement with IHP Holdings Limited to create and run an online platform (iHospital) offering consultations with physicians, repeat prescriptions and e-pharmacy in China. The agreement resulted in the formation of a new entity, IHP HK 27 Holdings Limited. AstraZeneca contributed $30m in initial funds and holds a 50% interest in the associate entity.

On 1 December 2020, AstraZeneca and China International Capital Corporation (CICC) entered into an agreement to set up a Global Healthcare Industrial Fund to drive healthcare system innovation by leveraging local capital and accelerating China-related innovation incubation. The agreement resulted in the formation of a new entity, Wuxi AstraZeneca-CICC Venture Capital Partnership (Limited Partnership). AstraZeneca holds a 22% interest in the associate entity and contributed $1m in initial funds in 2020, with contributions of $45m and $21m made in 2021 and 2022 respectively.

On 23 September 2021, AstraZeneca entered into an agreement with VaxEquity Limited to collaborate and develop self-amplifying RNA technology with the aim of generating treatments for target diseases. AstraZeneca contributed $14m in initial funds and holds a 40% interest in the associate entity.

On 23 February 2018, AstraZeneca entered into an agreement with a consortium of investors to form a new, US-domiciled standalone company called Viela Bio. In February 2021, AstraZeneca agreed to divest its 26.7% ownership in Viela Bio, as part of the acquisition of Viela by Horizon Therapeutics plc. AstraZeneca received cash proceeds and profit of $776m upon closing with the profit recorded as Other operating income. In 2021, prior to divestment, the Group provided transitional research and development services to Viela Bio, comprising $1m of passed-through third-party costs incurred by the Group on behalf of Viela Bio.

On 27 November 2017, AstraZeneca entered into a joint venture agreement with Chinese Future Industry Investment Fund (FIIF), to discover, develop and commercialise potential new medicines to help address unmet medical needs globally, and to bring innovative new medicines to patients in China more quickly. The agreement resulted in the formation of a joint venture entity based in China, Dizal (Jiangsu) Pharmaceutical Co., Limited (Dizal). Since its establishment, AstraZeneca has contributed $80m in cash to the joint venture entity and has a 27% interest in the joint venture.

On 1 December 2015, AstraZeneca entered into a joint venture agreement with Fujifilm Kyowa Kirin Biologics Co., Ltd. to develop a biosimilar using the combined capabilities of the two parties. The agreement resulted in the formation of a joint venture entity based in the UK, Centus Biotherapeutics Limited (Centus). Since its establishment, AstraZeneca has contributed $135m in cash to the joint venture entity and has a 50% interest in the joint venture. On 26 April 2023, Centus entered a voluntary liquidation process.

All investments are accounted for using the equity method. At 31 December 2023, unrecognised losses in associates and joint ventures totalled $140m (2022: $92m; 2021: $73m) which have not been recognised due to the investment carrying value reaching $nil value.

Aggregated summarised financial information for the associate and joint venture entities is set out below:

	2023	2022	2021
	$m	$m	$m
Non-current assets	424	290	215
Current assets	362	300	506
Total liabilities	(287)	(72)	(99)
Net assets	499	518	622
Amount attributable to AstraZeneca	85	91	65
Goodwill	52	–	–
Exchange adjustments	10	(15)	4
Carrying value of investments in associates and joint ventures	147	76	69

Joint contractual arrangements were entered into between AstraZeneca and Daiichi Sankyo Company Limited (Daiichi Sankyo); in March 2019 for the co-development and co-commercialisation of Enhertu and in July 2020 for the co-development and co-commercialisation of Dato-DXd. Each party shares global pre-tax net income from the collaboration on a 50:50 basis (with the exception of Japan where Daiichi Sankyo maintains exclusive rights and AstraZeneca receives a royalty). The joint operation is not structured through a separate legal entity, and it operates from AstraZeneca and Daiichi Sankyo’s respective principal places of business.